Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W. Suite 700 Washington, DC 20006 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Sara P Crovitz
Partner
scrovitz@stradley.com
202.507.6414

December 21, 2021

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-9303
Re:	Fundrise Income Real Estate Fund, LLC File Nos. 333-259996 and 811-23745 Pre-Effective Amendment No. 2 to Registration Statement on Form N-2

Dear Sir or Madam:
Attached herewith is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (the “Pre-Effective Amendment”) for Fundrise Income Real Estate Fund, LLC (the “Fund”). The Pre-Effective Amendment is being filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR pursuant to Rule 472 under the Securities Act of 1933, as amended.
The Pre-Effective Amendment is being filed for the purposes of: (i) responding to comments received from the Staff of the SEC on the Fund’s amended Registration Statement on Form N-2, which was filed with the SEC on November 23, 2021, and (ii) making certain other changes.
Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Taylor Brody at (215) 564-8071.
Sincerely, /s/Sara P. Crovitz Sara P. Crovitz